CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2008		$ 1.0	$ 1,034.9	$ 1,671.8	$ (1,719.3)		$ 51.3	$ (36.6)	$ (6.8)
Balance (Shares) at Sep. 30, 2008		(97,084)			(38,901)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0.1	510.1
Net proceeds from equity offering (Shares)		10,925
Net earnings	297.8			297.8
Activity under stock plans			10.3	(6.4)	16.9
Activity under stock plans (Shares)					414
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	12.7						12.7
Pension/postretirement activity	(78.6)							(78.6)
Activity	3.1								3.1
Balance at Sep. 30, 2009	1,762.3	1.1	1,555.3	1,963.2	(1,702.4)	(54.9)	64.0	(115.2)	(3.7)
Balance (Shares) at Sep. 30, 2009		(108,009)			(38,487)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0	0
Net proceeds from equity offering (Shares)		0
Net earnings	403.0			403.0
Activity under stock plans			14.2	(12.3)	34.8
Activity under stock plans (Shares)					834
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	(43.2)						(43.2)
Pension/postretirement activity	(47.5)							(47.5)
Activity	(11.7)								(11.7)
Balance at Sep. 30, 2010	2,099.6	1.1	1,569.5	2,353.9	(1,667.6)	(157.3)	20.8	(162.7)	(15.4)
Balance (Shares) at Sep. 30, 2010		(108,009)			(37,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0	0
Net proceeds from equity offering (Shares)		0
Net earnings	261.2			261.2
Activity under stock plans			24.1	(2.1)	17.9
Activity under stock plans (Shares)					469
Treasury stock purchased					(276.0)
Treasury stock purchased (shares)					3,749
Foreign currency translation adjustment	(8.7)						(8.7)
Pension/postretirement activity	(26.4)							(26.4)
Activity	11.7								11.7
Balance at Sep. 30, 2011	$ 2,101.3	$ 1.1	$ 1,593.6	$ 2,613.0	$ (1,925.7)	$ (180.7)	$ 12.1	$ (189.1)	$ (3.7)
Balance (Shares) at Sep. 30, 2011		(108,009)			(40,933)